Segment Information (Schedule of Segment Interest Income and Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting Information [Line Items]
Interest income	$ 372	$ 535	$ 596
Interest expenses
Injection Molded Plastic Parts [Member]
Segment Reporting Information [Line Items]
Interest income	364	509	495
Interest expenses
Electronic Products [Member]
Segment Reporting Information [Line Items]
Interest income	8	26	101
Interest expenses
Metallic Parts [Member]
Segment Reporting Information [Line Items]
Interest income
Interest expenses